Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 08, 2014
Registrant Name	dei_EntityRegistrantName	GUGGENHEIM FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000088525
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 08, 2014
Document Effective Date	dei_DocumentEffectiveDate	Dec. 08, 2014
Prospectus Date	rr_ProspectusDate	Jan. 28, 2014
Supplement [Text Block]	cik0000088525_SupplementTextBlock
Guggenheim Funds Trust
805 King Farm Blvd., Suite 600
Rockville, Maryland 20850

Supplement Dated December 8, 2014
to the currently effective Statutory Prospectus and Summary Prospectus (the “Prospectuses”), as supplemented from time to time, for Guggenheim World Equity Income Fund (the “Fund”)
This supplement provides updated information beyond that contained in the Prospectuses for the Fund and should be read in conjunction with the Prospectuses.